Share option plans (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of fair value of each Ordinary share option issued using weighted-average assumptions
	Year ended December 31,
	2018	2017	2016
Risk-free interest rate	-	-	1.2%-2.1%
Expected option term (years)	-	-	5.0-7.0
Expected price volatility	-	-	79.3%-90.6%
Dividend yield	-	-	0%

Schedule of option activity

			Weighted-
			Average
		Weighted-	Remaining
	Number of	Average	Contractual
	Stock Options	Exercise Price	Term (Years)
Outstanding, January 1, 2018	34,181	$99.20	7.76
Exercised	(2,090)	-	-
Forfeited/Expired	(16,591)	$120.07	-
Outstanding, December 31, 2018	15,500	$90.16	2.69
Exercisable, December 31, 2018	15,500	$90.16	2.69

Outstanding, January 1, 2017	66,295	$136.44	7.74
Exercised	(7,988)	-	-
Forfeited/Expired	(24,126)	$292.61	-
Outstanding, December 31, 2017	34,181	$99.20	7.76
Exercisable, December 31, 2017	25,552	$93.94	7.58

Schedule of share-based compensation expenses

	December 31,
	2018	2017	2016
	U.S. dollars in thousands
Research and development expenses	$(255)	$198	$531
Pre-commercialization expenses	-	(11)	(147)
General and administrative expenses	(44)	221	316
	$(299)	$408	$700